Property, Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET
7.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As of December 31,
	2011	2010
	US$	US$
Leasehold land and buildings	4,276	2,405
Leasehold improvement	17,887	13,210
Furniture, fixtures and equipment	5,685	5,862
Plant and machinery	6,288	6,072
Motor vehicles	1,280	1,053

	35,416	28,602
Less: Accumulated depreciation	(20,712)	(18,487)

	14,704	10,115

The Company pledged leasehold land and buildings with net book values of US$1,768 and US$1,558 as of December 31, 2011 and 2010 respectively as collateral for general banking facilities granted to the Company (note 10).